Provisions	12 Months Ended
Dec. 31, 2023
Provisions [Abstract]
Provisions
12.	Provisions

(a)	This balance is made up as follows:

	Workers’ profit-sharing (b)	Long-term incentive plan (c)	Quarry Rehabilitation provision (d)	Provision of legal contingencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

At January 1, 2022	24,269	22,513	11,036	3,090	60,908
Additions (b), note 20	32,161	8,272	-	1,368	41,801
Exchange difference	-	-	(495)	-	(495)
Unwinding of discounts, note 21	-	1,200	91	-	1,291
Change in estimate	-	-	2,745	-	2,745
Payments and advances	(25,097)	-	-	(2,182)	(27,279)
At December 31, 2022	31,333	31,985	13,377	2,276	78,971
Current portion	31,333	-	-	-	31,333
Non-current portion	-	31,985	13,377	2,276	47,638
	31,333	31,985	13,377	2,276	78,971

At January 1, 2023	31,333	31,985	13,377	2,276	78,971
Additions (b), note 20	35,258	7,632	-	-	42,890
Exchange difference	-	-	(292)	-	(292)
Unwinding of discounts, note 21	-	1,691	133	-	1,824
Change in estimate	-	-	4,458	-	4,458
Payments and advances	(32,263)	(11,625)	-	-	(43,888)
At December 31, 2023	34,328	29,683	17,676	2,276	83,963

Current portion	34,328	22,182	-	-	56,510
Non-current portion	-	7,501	17,676	2,276	27,453
	34,328	29,683	17,676	2,276	83,963

(b)	Workers’ profit sharing -

In accordance with Peruvian legislation, the Group is obliged to pay its employees profit sharing of between 8% and 10% of annual taxable income. Distributions to employees under the plan are based 50% on the number of days that each employee worked during the preceding year and 50% on proportionate annual salary levels.

The workers’ profit sharing is recognized in the following line items:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Cost of sales, note 20	15,244	15,165	13,887
Administrative expenses, note 20	15,210	12,520	8,935
Selling and distribution expenses, note 20	3,804	3,287	2,227
Investment	1,000	1,189	116
	35,258	32,161	25,165

(c)	Long-term incentive plan -

In 2011, the Group implemented a compensation plan for its key management. This long-term benefit is payable in cash, based on the salary of each officer and depends on the years of service of each officer in the Group. According to the latest plan update, the executive would receive the equivalent of an annual salary for each year of service beginning to accrue from 2019. This benefit accrues and accumulates for each officer and is payable in two installments: the first payment will be made on the sixth year after the creation of this bonus plan, and the last payment at the end of the ninth year from the creation of the plan. If the executive decides to voluntarily leave the Group before a scheduled distribution, they will not receive this compensation. The Group used the Projected Unit Credit Method to determine the present value of this deferred obligation and the related current deferred cost, considering the expected increases in salary base and the corresponding current government bond discount rate (risk-free rate).

(d)	Quarry Rehabilitation provision -

As of December 31, 2023 and 2022, it corresponds to the provision for the future costs of rehabilitating the quarries exploited in Company’s operations. The provision has been created based on studies made by internal specialists. Management believes that the assumptions used, based on current economic environment, are a reasonable basis upon which to estimate the future liability. These estimates are reviewed regularly to consider any material change to the assumptions. However, actual quarry rehabilitation costs will ultimately depend upon future market prices for the necessary decommissioning works required to reflect future economic conditions.

Future cash flows have been estimated based on financial budgets approved by Management. The range of the risk-free discount rate in dollars used in the calculation of the provision as of December 31, 2023 was from 0.52 to 4.20 percent and the risk-free discount rate in dollars used in the calculation of the provision as of December 31, 2022 was from 0.54 to 4.14 percent.

Management expects to incur a significant part of this obligation in the medium and long-term. The Group estimates that this liability is sufficient according to the current environmental protection laws approved by the Ministry of Energy and Mines of Peru.